Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000125912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Balanced Stabilization Fund
C000072676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000072677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000162345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Equity Stabilization Fund
C000004536
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Government Money Market Fund
C000072678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000072679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000072680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000072681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000140836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Macquarie Growth Fund
C000140837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Macquarie Small Cap Growth Fund
C000072687
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000072686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000140840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT T. Rowe Price Value Fund
C000140838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000140839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Without Sales Load [Member] | C000125912
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%	7.54%	9.13%
Without Sales Load [Member] | C000072676
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	(0.22%)	2.36%
Without Sales Load [Member] | C000072677
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	(0.47%)	2.10%
Without Sales Load [Member] | C000162345
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	5.36%	5.14%
Without Sales Load [Member] | C000004536
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	2.75%	1.67%
Without Sales Load [Member] | C000072678
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%	8.73%	10.36%
Without Sales Load [Member] | C000072679
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%	8.46%	10.08%
Without Sales Load [Member] | C000072680
Average Annual Return [Line Items]
Average Annual Return, Percent	17.64%	14.17%	14.58%
Without Sales Load [Member] | C000072681
Average Annual Return [Line Items]
Average Annual Return, Percent	17.29%	13.88%	14.29%
Without Sales Load [Member] | C000140836
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%	12.03%	15.42%
Without Sales Load [Member] | C000140837
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%	2.17%	10.58%
Without Sales Load [Member] | C000072687
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	5.47%	5.23%
Without Sales Load [Member] | C000072686
Average Annual Return [Line Items]
Average Annual Return, Percent	2.16%	5.21%	4.97%
Without Sales Load [Member] | C000140840
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	10.36%	10.38%
Without Sales Load [Member] | C000140838
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%	11.67%	13.15%
Without Sales Load [Member] | C000140839
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%	11.39%	12.87%
SP500 / US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> /Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	13.70%	8.47%	9.78%
SECURIAN INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
SECURIAN INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
SP500LV / BMI Low Volatility / BUS 3mth Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SP500LV / BMI Low Volatility / BUS 3mth Treasury
Average Annual Return, Percent	8.95%	6.68%	7.22%
SECURIAN INDEX: BLOOMBERG US 3 MONTH TREASURY BELLWETHER INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 3 Month Treasury Bellwether Index
Average Annual Return, Percent	4.23%	3.22%	2.21%
SECURIAN INDEX: S&P 400 MIDCAP TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 400 MidCap TR
Average Annual Return, Percent	7.50%	9.12%	10.72%
SECURIAN INDEX: S&P 400 MIDCAP TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 400 MidCap TR
Average Annual Return, Percent	7.50%	9.12%	10.72%
SECURIAN INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
SECURIAN INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
SECURIAN INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
SECURIAN INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
SECURIAN INDEX: FTSE NAREIT All Equity REITs TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Total Return Index
Average Annual Return, Percent	2.27%	4.85%	5.77%
SECURIAN INDEX: FTSE NAREIT All Equity REITs TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Total Return Index
Average Annual Return, Percent	2.27%	4.85%	5.77%
SECURIAN INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
SECURIAN INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
SECURIAN INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%
Securian Index: CPI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.68%	4.46%	3.20%